Trade and other payables - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables
Increase (decrease) in trade payables	€ 2,732
Payroll payables	255	€ 328
Other payables	1,780	1,453
Payables for social security contributions	100	112
Trade and other payables	25,709	21,720
Payables to factoring companies in relation to the recognition of Eni's tax credits	246
Miscellaneous other payables	895
Euro
Trade and other payables
Trade and other payables	14,970
US Dollars
Trade and other payables
Trade and other payables	10,048
Global Gas & LNG Portfolio
Trade and other payables
Increase (decrease) in trade payables	1,281
Refining & Marketing and Chemical
Trade and other payables
Increase (decrease) in trade payables	1,248
Gas take-or-pay contracts
Trade and other payables
Other payables	€ 284	€ 185